Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
Year ending March 31,	RMB
2022	2,200
Total	2,200

Schedule of lease expense
	Year ended March 31,
	2020	2021
	RMB	RMB
Operating lease cost	895	1,016
Short-term lease cost	1,418	1,163
Lease cost	2,313	2,179

Schedule of cash flow supplemental disclosures
	Year ended March 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	1,130	1,325

Schedule of lease liabilities
Year Ended March 31,
RMB
2022	1,219
2023	292
Total lease payments	1,511
Less: Interest	(82)
Present value of lease liabilities	1,429
Less current portion, record in current liabilities	(1,144)
Long-term lease liabilities, record in non-current liabilities	285

Schedule of weighted average remaining lease terms and discount rates for all operating leases
	As of March 31,
	2020	2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.19	1.23
Weighted average discount rate	8.64%	8.64%